Expense Example {- Treasury Only Portfolio} - 03.31 FIMM Funds Class 4 Combo PRO-11 - Treasury Only Portfolio - Class IV	May 29, 2021 USD ($)
Expense Example:
1 year	$ 69
3 years	223
5 years	391
10 years	$ 879